Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 478,608	$ 619,397	$ 63,337
Purchases and other direct costs	(69,774)	(90,299)	(56,996)
Employee benefits expenses	(178,120)	(230,517)	(779,586)
Professional fees	(326,178)	(422,128)	(648,659)
Depreciation and amortization expenses	(10,335)	(13,375)	(25,373)
Operating lease expenses	(18,797)	(24,326)	(64,657)
Other expenses	(89,379)	(115,671)	(209,193)
Loss from operations	(213,975)	(276,919)	(1,721,127)
Non-operating income (expense):
Other income (expense), net	(34,777)	(45,009)	(17,252)
Loss on disposal of plant and equipment	(233)	(302)
Loss on write-off of intangible assets	(41,707)	(53,976)
Interest expense	(37,025)	(47,917)	(106,223)
Total non-operating expense, net	(113,742)	(147,204)	(123,475)
Loss before tax expense	(327,717)	(424,123)	(1,844,602)
Income tax (expense) credit	(61,554)	(79,661)
Net loss	(389,271)	(503,784)	(1,844,602)
Other comprehensive income:
Foreign currency translation, net of income tax	19,851	27,467	7,475
Total comprehensive loss	(369,420)	(476,317)	(1,837,127)
Net loss attributable to THE GROWHUB LIMITED	(389,271)	(503,784)	(1,844,602)
Net loss	(389,271)	(503,784)	(1,844,602)
Net comprehensive loss attributable to THE GROWHUB LIMITED	(369,420)	(476,317)	(1,837,127)
Net comprehensive loss	$ (369,420)	$ (476,317)	$ (1,837,127)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.02)	$ (0.02)	$ (0.09)
Diluted | (per share)	$ (0.02)	$ (0.02)	$ (0.09)
Weighted average number of ordinary shares used in computing net loss per share
Basic	25,299,810	25,299,810	21,549,810
Diluted	25,299,810	25,299,810	21,549,810